Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

	December 31, 2013		December 31, 2012
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$-	$-	$467		$467
Long-term liabilities	$-	$-	$-	$

Total	$-	$-	$467		$467

Derivative instruments - Balance Sheet (Table Text Block)

Derivative Liabilities
Balance sheet location	As of December 31, 2013 Fair value	As of December 31, 2012 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$-
Derivative instruments short-term liabilities.	$-	$100

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$-	$367

Total Derivative Liabilities	$-	$467

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)
Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of Hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
	2013	2012	2011		2013	2012	2011	2013	2012	2011		2013	2012	2011
Interest rate swaps	(4	)(1,903)	(4,234	)Interest expense and finance cost	(466	)(12,665)	(21,752	)462	10,762	17,518		4	1,448	2,310

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012	$467	—	$467	—

December 31, 2013	$—	—	$—	—